Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS ESG Global Bond Fund

(formerly DWS High Conviction Global Bond Fund)

		Principal Amount ($) (a)	Value ($)
Bonds 98.2%
Australia 10.4%
Government of Australia:
REG S, 2.25%, 5/21/2028	AUD	3,050,000	2,274,936
REG S, 2.75%, 4/21/2024	AUD	3,890,000	2,894,141
National Australia Bank Ltd., 144A, 3.933%, 8/2/2034 (b)		450,000	450,000
Suncorp-Metway Ltd., 144A, 2.8%, 5/4/2022		350,000	352,048
(Cost $5,914,042)			5,971,125
Austria 0.5%
Suzano Austria GmbH, 144A, 5.75%, 7/14/2026 (Cost $290,400)		275,000	304,906
Canada 2.4%
Bank of Montreal, 2.9%, 3/26/2022		400,000	405,253
Enbridge, Inc., 2.9%, 7/15/2022		350,000	354,103
Royal Bank of Canada, 2.8%, 4/29/2022		600,000	606,538
(Cost $1,349,709)			1,365,894
Cayman Islands 1.0%
Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029 (Cost $549,819)		550,000	579,830
Chile 2.0%
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021		530,000	530,005
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029		550,000	622,399
(Cost $1,079,532)			1,152,404
Colombia 0.4%
Republic of Colombia, 4.5%, 3/15/2029 (Cost $198,724)		200,000	218,602
France 2.5%
Bnp Paribas SA, 144A, 5.198%, 1/10/2030		600,000	687,029
BPCE SA, 144A, 4.625%, 9/12/2028		500,000	553,979
Societe Generale SA, 144A, 2.625%, 9/16/2020		210,000	210,376
(Cost $1,392,967)			1,451,384
Germany 1.1%
Bundesrepublik Deutschland Bundesanleihe, REG S, 0.25%, 2/15/2029 (Cost $645,787)	EUR	550,000	652,085
Hungary 1.1%
Republic of Hungary, 6.375%, 3/29/2021 (Cost $682,800)		600,000	637,104
India 1.1%
REC Ltd., 144A, 5.25%, 11/13/2023 (Cost $561,819)		565,000	604,895
Indonesia 1.9%
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	392,000	475,408
Perusahaan Penerbit SBSN Indonesia III:
144A, 3.4%, 3/29/2022		285,000	289,862
144A, 4.45%, 2/20/2029		290,000	314,650
(Cost $1,020,558)			1,079,920
Ireland 0.4%
GE Capital International Funding Co., Unlimited Co., 4.418%, 11/15/2035 (Cost $197,254)		200,000	202,260
Kazakhstan 1.2%
KazMunayGas National Co. JSC, 144A, 4.75%, 4/24/2025		300,000	324,756
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	300,000	349,529
(Cost $642,270)			674,285
Luxembourg 0.2%
Ingersoll-Rand Luxembourg Finance SA, 3.8%, 3/21/2029 (Cost $119,881)		120,000	127,222
Mexico 0.5%
America Movil SAB de CV, 3.625%, 4/22/2029 (Cost $291,185)		292,000	305,198
Netherlands 2.2%
ING Groep NV, 3-month USD-LIBOR + 1.000%, 3.32% *, 10/2/2023		750,000	751,662
NXP BV:
144A, 3.875%, 9/1/2022		200,000	205,842
144A, 3.875%, 6/18/2026		170,000	174,435
144A, 4.3%, 6/18/2029		100,000	103,419
(Cost $1,218,577)			1,235,358
New Zealand 1.4%
ANZ New Zealand Int'l Ltd., 144A, 3.4%, 3/19/2024		500,000	517,344
Bank of New Zealand, 144A, 3.5%, 2/20/2024		300,000	311,529
(Cost $803,270)			828,873
Norway 1.5%
Norsk Hydro ASA, REG S, 2.0%, 4/11/2029 (Cost $887,162)	EUR	750,000	884,216
Portugal 0.8%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $404,000)		400,000	450,976
Singapore 0.5%
BOC Aviation Ltd., 144A, 3-month USD-LIBOR + 1.125%, 3.458% *, 9/26/2023 (Cost $300,000)		300,000	301,109
South Africa 0.9%
Republic of South Africa, 4.875%, 4/14/2026 (Cost $470,045)		500,000	511,875
Spain 0.7%
Banco Santander SA, 2.706%, 6/27/2024 (Cost $400,000)		400,000	398,241
Sri Lanka 0.9%
National Savings Bank, 144A, 5.15%, 9/10/2019 (Cost $500,000)		500,000	499,375
Sweden 2.1%
Fastighets AB Balder, REG S, 1.875%, 1/23/2026	EUR	500,000	577,118
Svenska Handelsbanken AB, Series FR56, 3-month USD-LIBOR + 0.470%, 2.995% *, 5/24/2021		650,000	653,031
(Cost $1,235,685)			1,230,149
Switzerland 1.8%
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		600,000	634,733
UBS Group Funding Switzerland AG, 144A, 3.491%, 5/23/2023		400,000	409,055
(Cost $1,008,521)			1,043,788
United Arab Emirates 0.8%
DP World PLC, 144A, 2.375%, 9/25/2026 (Cost $462,508)	EUR	400,000	473,801
United Kingdom 3.9%
Barclays PLC, 4.61%, 2/15/2023		700,000	720,289
HSBC Holdings PLC, 3.973%, 5/22/2030		575,000	601,613
Standard Chartered PLC, 144A, 4.247%, 1/20/2023		600,000	618,027
Vodafone Group PLC, 3-month USD-LIBOR + 0.990%, 3.312% *, 1/16/2024		280,000	282,354
(Cost $2,187,981)			2,222,283
United States 54.0%
AbbVie, Inc., 4.45%, 5/14/2046		325,000	322,185
Aircastle Ltd., 4.4%, 9/25/2023		434,000	450,998
American Express Co., 3.125%, 5/20/2026		600,000	615,355
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046		450,000	511,012
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039		90,000	108,935
Apple, Inc.:
3.45%, 2/9/2045		500,000	503,035
3.75%, 9/12/2047		125,000	131,997
Aramark Services, Inc., REG S, 5.0%, 2/1/2028		280,000	291,900
AT&T, Inc.:
3.4%, 5/15/2025		140,000	144,009
4.1%, 2/15/2028		470,000	499,313
4.5%, 3/9/2048		150,000	153,410
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.755% *, 6/15/2035		500,000	500,464
Baker Hughes a GE Co., LLC, 4.08%, 12/15/2047		175,000	170,648
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 3.675% *, 9/15/2034		333,000	333,316
Bank of America Corp.:
3.824%, 1/20/2028		645,000	683,460
4.271%, 7/23/2029		120,000	131,113
Boston Properties LP, 4.5%, 12/1/2028		500,000	560,507
Boston Scientific Corp., 4.0%, 3/1/2029		75,000	81,452
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		200,000	220,251
Broadcom, Inc., 144A, 3.625%, 10/15/2024		300,000	300,717
BX Commercial Mortgage Trust, "C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 3.425% *, 11/15/2035		192,345	192,345
Cigna Corp., 144A, 4.375%, 10/15/2028		250,000	271,141
Citigroup, Inc., 3.98%, 3/20/2030		281,000	300,265
Consolidated Edison Co., of New York, Inc., 4.125%, 5/15/2049		300,000	330,466
CSX Corp., 4.5%, 3/15/2049		29,000	32,519
CVS Health Corp.:
4.78%, 3/25/2038		150,000	159,088
5.05%, 3/25/2048		175,000	189,677
Dell International LLC, 144A, 4.9%, 10/1/2026		231,000	241,711
Devon Energy Corp., 5.0%, 6/15/2045		120,000	137,059
Eli Lilly & Co.:
3.95%, 3/15/2049		180,000	196,086
4.15%, 3/15/2059		190,000	208,744
Enable Midstream Partners LP, 4.95%, 5/15/2028		400,000	414,351
ERP Operating LP, (REIT), 4.15%, 12/1/2028		200,000	222,039
Fannie Mae Connecticut Avenue Securities, "1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.616% *, 1/25/2031		500,000	505,035
Federal Home Loan Mortgage Corp., "PI", Series 3940, Interest Only, 4.0%, 2/15/2041		226,216	27,062
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		172,803	29,270
FedEx Corp., 4.05%, 2/15/2048		250,000	242,248
Ford Motor Credit Co. LLC, 5.584%, 3/18/2024		235,000	251,366
Freddie Mac Structured Agency Credit Risk Debt Notes, "M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.766% *, 3/25/2030		500,000	511,515
General Electric Co.:
4.125%, 10/9/2042		55,000	53,370
4.5%, 3/11/2044		55,000	56,030
General Motors Financial Co., Inc., 3-month USD-LIBOR + 1.100%, 3.665% *, 11/6/2021		250,000	249,584
Goldman Sachs Group, Inc., 3.625%, 2/20/2024		560,000	581,265
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		153,223	13,899
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		158,226	22,110
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		152,129	25,625
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		190,222	31,961
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		116,677	19,473
7.0%, with various maturities from 1/15/2029 until 2/15/2029		20,721	21,432
HCA, Inc.:
4.125%, 6/15/2029		110,000	112,681
5.5%, 6/15/2047		200,000	216,090
5.625%, 9/1/2028		150,000	165,405
Hess Corp.:
4.3%, 4/1/2027		200,000	205,527
5.8%, 4/1/2047		165,000	181,112
Hilton Domestic Operating Co., Inc.:
144A, 4.875%, 1/15/2030		32,000	32,880
5.125%, 5/1/2026		200,000	207,772
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025		600,000	615,000
Home Depot, Inc., 4.5%, 12/6/2048		240,000	285,383
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		95,000	98,112
International Business Machines Corp., 3.5%, 5/15/2029		250,000	262,010
International Flavors & Fragrances, Inc., 3.4%, 9/25/2020		210,000	211,947
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.575% *, 1/15/2033		230,000	229,922
IQVIA, Inc., 144A, 5.0%, 5/15/2027		410,000	427,376
JPMorgan Chase & Co., 3.782%, 2/1/2028		150,000	159,408
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		290,000	297,243
Kroger Co., 4.5%, 1/15/2029		200,000	218,438
Lam Research Corp., 4.0%, 3/15/2029		56,000	60,445
Lowe's Companies, Inc., 4.55%, 4/5/2049		54,000	58,799
Merck & Co., Inc., 4.0%, 3/7/2049		230,000	257,237
Microsoft Corp., 3.7%, 8/8/2046		64,000	69,372
Morgan Stanley:
3.591%, 7/22/2028		500,000	519,323
4.431%, 1/23/2030		360,000	398,184
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		150,000	166,644
ONEOK Partners LP, 3.375%, 10/1/2022		570,000	580,421
ONEOK, Inc., 5.2%, 7/15/2048		185,000	202,917
Oracle Corp., 4.0%, 11/15/2047		65,000	69,726
Pepsico, Inc., 3.375%, 7/29/2049		55,000	55,067
Pfizer, Inc., 4.2%, 9/15/2048		130,000	146,278
PNC Financial Services Group, Inc., 3.5%, 1/23/2024		330,000	345,339
Prudential Financial, Inc., 4.35%, 2/25/2050		100,000	113,796
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022		205,000	209,422
Sprint Communications, Inc., 6.0%, 11/15/2022		300,000	318,750
Starbucks Corp., 4.5%, 11/15/2048		200,000	220,814
State Street Corp., 4.141%, 12/3/2029		300,000	332,909
Symantec Corp., 3.95%, 6/15/2022		275,000	277,535
The Goldman Sachs Group, Inc., 3.814%, 4/23/2029		300,000	313,934
U.S. Treasury Bills:
2.358% **, 10/10/2019		150,000	149,403
2.361% **, 8/15/2019 (c)		1,500,000	1,498,831
U.S. Treasury Bond:
3.0%, 8/15/2048		1,545,000	1,693,465
3.0%, 2/15/2049		1,259,000	1,381,802
U.S. Treasury Notes:
2.25%, 4/30/2021		900,000	904,852
2.375%, 5/15/2029		327,000	337,219
2.875%, 5/15/2028		1,869,000	2,000,852
Union Pacific Corp., 4.5%, 9/10/2048		130,000	147,023
United Rentals North America, Inc., 4.875%, 1/15/2028		500,000	509,945
UnitedHealth Group, Inc.:
2.875%, 8/15/2029		54,000	54,157
4.45%, 12/15/2048		130,000	147,723
Verizon Communications, Inc.:
3.376%, 2/15/2025		430,000	448,441
144A, 4.016%, 12/3/2029		200,000	216,944
4.329%, 9/21/2028		240,000	266,278
Waste Management, Inc., 3.45%, 6/15/2029		90,000	94,744
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024		325,000	340,483
(Cost $29,697,149)			31,086,193
Total Bonds (Cost $54,511,645)			56,493,351
		Shares	Value ($)
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.39% (d) (Cost $342,435)		342,435	342,435
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $54,854,080)		98.8	56,835,786
Other Assets and Liabilities, Net		1.2	713,397
Net Assets		100.0	57,549,183

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (d) (e)
2,209,769	—	2,209,769 (f)	—	—	2,382	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.39% (d)
1,338,318	48,019,045	49,014,928	—	—	38,620	—	342,435	342,435
3,548,087	48,019,045	51,224,697	—	—	41,002	—	342,435	342,435

* Variable or floating rate security. These securities are shown at their current rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) When-issued security.
(c) At July 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2019	11	1,385,856	1,401,640	15,784
Federal Republic of Germany Euro-Bund	EUR	9/6/2019	17	3,216,760	3,294,643	77,883
Ultra 10 Year U.S. Treasury Note	USD	9/19/2019	29	3,955,012	3,997,469	42,457
Total unrealized appreciation						136,124

At July 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year Australian Treasury Bond	AUD	9/16/2019	36	3,491,879	3,575,155	83,276

As of July 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
JPY	251,878,971	USD	2,326,245	8/7/2019	9,823	State Street Bank & Trust Company
EUR	1,025,000	JPY	126,248,737	8/7/2019	25,744	Australia and New Zealand Banking Group Ltd.
USD	8,259,496	JPY	901,379,496	8/7/2019	30,103	Credit Agricole CIB
EUR	1,030,000	JPY	125,630,233	8/7/2019	14,518	Credit Agricole CIB
AUD	3,300,000	USD	2,289,671	8/8/2019	32,251	National Australia Bank Ltd.
AUD	7,546,000	USD	5,270,255	9/26/2019	99,952	JPMorgan Chase Securities, Inc.
EUR	1,300,000	USD	1,487,438	9/26/2019	41,664	Credit Agricole CIB
EUR	310,000	USD	355,861	9/26/2019	11,099	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					265,154
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	2,317,290	EUR	2,055,000	8/7/2019	(41,130)	BNP Paribas SA
USD	2,320,451	AUD	3,300,000	8/8/2019	(63,029)	BNP Paribas SA
Total unrealized depreciation					(104,159)

Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Bonds	$—	$56,493,351	$—	$56,493,351
Short-Term Investments	342,435	—	—	342,435
Derivatives (h)
Futures Contracts	136,124	—	—	136,124
Forward Foreign Currency Contracts	—	265,154	—	265,154
Total	$478,559	$56,758,505	$—	$57,237,064
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(83,276)	$—	$—	$(83,276)
Forward Foreign Currency Contracts	—	(104,159)	—	(104,159)
Total	$(83,276)	$(104,159)	$—	$(187,435)

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of unrealized appreciation (depreciation) on open futures contracts, and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ 160,995
Interest Rate Contracts	$ 52,848	$ —